Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 1,951,983	€ 1,760,053
Additions	162,970	83,810
Business combination	27,063	48,416
Transfers	(7,106)	516
Disposals	(3,467)	(2,888)
Translation differences	28,102	62,076
Property, plant and equipment at end of period	2,159,545	1,951,983
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	3,056,656	2,640,332
Additions	325,277	240,938
Business combination	50,351	100,093
Transfers	(12,815)	539
Disposals	(16,025)	(16,135)
Translation differences	42,526	90,889
Property, plant and equipment at end of period	3,445,970	3,056,656
Gross carrying amount | Land and Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	726,412	673,534
Additions	30,209	1,223
Business combination	30,346	19,344
Transfers	10,866	6,051
Disposals	(2,078)	(280)
Translation differences	11,440	26,540
Property, plant and equipment at end of period	807,195	726,412
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	1,984,853	1,704,679
Additions	55,957	57,699
Business combination	19,079	79,003
Transfers	68,107	100,961
Disposals	(13,892)	(15,855)
Translation differences	27,507	58,366
Property, plant and equipment at end of period	2,141,611	1,984,853
Gross carrying amount | Under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	345,391	262,119
Additions	239,111	182,016
Business combination	926	1,746
Transfers	(91,788)	(106,473)
Disposals	(55)
Translation differences	3,579	5,983
Property, plant and equipment at end of period	497,164	345,391
Accumulated depreciation and amortisation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,102,113)	(877,547)
Additions	(162,194)	(157,209)
Business combination	(23,288)	(51,677)
Transfers	5,709	(23)
Disposals	12,558	13,247
Translation differences	(14,385)	(28,904)
Property, plant and equipment at end of period	(1,283,713)	(1,102,113)
Accumulated depreciation and amortisation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(89,378)	(66,765)
Additions	(18,108)	(15,224)
Business combination	(23,288)	(4,682)
Transfers	23,111
Disposals	657	222
Translation differences	(1,632)	(2,929)
Property, plant and equipment at end of period	(108,638)	(89,378)
Accumulated depreciation and amortisation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,012,735)	(810,782)
Additions	(144,086)	(141,985)
Business combination		(46,995)
Transfers	(17,402)	(23)
Disposals	11,901	13,025
Translation differences	(12,753)	(25,975)
Property, plant and equipment at end of period	(1,175,075)	(1,012,735)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(2,560)	(2,732)
Additions	(113)	81
Translation differences	(39)	91
Property, plant and equipment at end of period	€ (2,712)	€ (2,560)